Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Stockholders' Equity

9. Stockholders’ Equity

Restructuring Transactions

As further described in the Company’s Form 10-K for the year ended December 31, 2018, on February 27, 2018, the Company completed a comprehensive restructuring of its outstanding indebtedness of approximately $18.4 million under a series of term loans (the “Term Loans”) with two lender groups, including affiliates of Black Horse Capital, L.P. and raised incremental new capital from Cheval Holdings, Ltd. At the closing of the restructuring, the Company: (i) in exchange for the satisfaction and extinguishment of the entire balance of the Company’s Term Loans and related accrued interest totaling $18.4 million, (a) issued an aggregate of 59,786,848 shares of Common Stock (the “New Lender Shares”), and (b) transferred and assigned to a joint venture controlled by one of the term loan lenders, all of the assets of the Company related to benznidazole (the “Benz Assets”), the Company’s former drug candidate; and (ii) issued to Cheval an aggregate of 32,028,669 shares of Common Stock for total consideration of $3.0 million.

The conversion of the outstanding debt for Common Stock at closing of the restructuring was accounted for as a decrease to Long-term debt and an increase to Common stock and Additional paid-in capital in the amount of the liabilities outstanding at the time of conversion.

In connection with the transfer of the Benz Assets to the joint venture, the joint venture partner paid certain amounts incurred by the Company after December 21, 2017 and prior to February 27, 2018 in investigating certain causes of action and claims related to or in connection with the Benz Assets. In addition, upon exercise of its rights under the terms of the joint venture, the joint venture partner assumed certain legal fees and expenses owed by the Company to its litigation counsel totaling $0.3 million.

Since the Benz Assets had no carrying value on the Company’s Condensed Consolidated Balance Sheet, the Company’s initial investment in the joint venture was recorded at $0.

Equity Financings

On March 12, 2018, the Company issued 2,445,557 shares of its common stock for total proceeds of $1.1 million to accredited investors.

On June 4, 2018, the Company issued 400,000 shares of its common stock for total proceeds of $0.2 million to an accredited investor.

2012 Equity Incentive Plan

Under the Company’s 2012 Equity Incentive Plan, the Company may grant shares, stock units, stock appreciation rights, performance cash awards and/or options to employees, directors, consultants, and other service providers. For options, the per share exercise price may not be less than the fair market value of a Company common share on the date of grant. Awards generally vest and become exercisable over three to four years and expire 10 years from the date of grant. Options generally become exercisable as they vest following the date of grant.

On March 9, 2018, the Board of Directors of the Company approved an amendment to the Company’s 2012 Equity Incentive Plan (the “Equity Plan”) to increase the number of shares of the Company’s common stock authorized for issuance under the Equity Plan by 16,050,000 shares, and to increase the annual maximum aggregate number of shares subject to stock option awards that may be granted to any one person under the Equity Plan during a calendar year to 7,500,000.

A summary of stock option activity for the nine months ended September 30, 2019 under all of the Company’s options plans is as follows:

	Options	Weighted Average Exercise Price
Outstanding at January 1, 2019	15,409,357	$0.95
Granted	728,610	1.10
Exercised	(488,625)	0.67
Cancelled (forfeited)	(509,923)	0.62
Cancelled (expired)	(45)	9.68
Outstanding at September 30, 2019	15,139,374	$0.97

The weighted average fair value of options granted during the nine months ended September 30, 2019 was $1.10 per share.

The Company valued the options granted using the Black-Scholes options pricing model and the following weighted-average assumption terms for the nine months ended September 30, 2019:

Nine months ended September 30, 2019
Exercise price	$0.84 - $1.30
Market value	$0.84 - $1.30
Risk-free rate	2.49% - 2.59%
Expected term	6 years
Expected volatility	99.1% - 99.3%
Dividend yield	-

Stock-Based Compensation

The Company recorded stock-based compensation expense in the Condensed Consolidated Statements of Operations and Comprehensive Loss as follows:

	Three months ended September 30,		Nine months ended September 30,
	2019	2018	2019	2018
General and administrative	$419	$715	$1,813	$3,969
Research and development	32	-	64	201
Total stock-based compensation	$451	$715	$1,877	$4,170

At September 30, 2019, the Company had $1.0 million of total unrecognized stock-based compensation expense, net of estimated forfeitures, related to outstanding stock options that will be recognized over a weighted-average period of 1.7 years.

10. Stockholders’ Equity

Restructuring Transactions

On December 1, 2017, the Company’s obligations matured under the Credit and Security Agreement dated December 21, 2016, as amended on March 21, 2017 and on July 8, 2017 (the “Term Loan Credit Agreement”) with BHCMF, as administrative agent and lender, BHC, as a lender, Cheval, as a lender (collectively with BHCMF and BHC, the Black Horse Entities) and Nomis Bay LTD, as a lender (Nomis and, together with the Black Horse Entities, the Term Loan Lenders).

On December 21, 2017, the Company entered into a Securities Purchase and Loan Satisfaction Agreement (the Purchase Agreement) and a Forbearance and Loan Modification Agreement (the “Forbearance Agreement” and, together with the Purchase Agreement, the “Restructuring Agreements”), each with the Term Loan Lenders, in connection with a series of transactions providing for, among other things, the satisfaction and extinguishment of the Company’s outstanding obligations under the Term Loan Credit Agreement and the infusion of $3.0 million of new capital. As of February 27, 2018, the date the Restructuring Transactions were completed, the aggregate amount of our obligations under the Term Loan Credit Agreement, including the Bridge Loan, the Claims Advances extended by Nomis Bay (each as discussed below) and all accrued interest and fees, approximated $18.4 million (the “Term Loans”).

On February 27, 2018 (the “Restructuring Effective Date”), the Restructuring Transactions were completed in accordance with the Restructuring Agreements. As a result, on the Restructuring Effective Date, the Company: (i) in exchange for the satisfaction and extinguishment of the entire $18.4 million balance of the Term Loans, including the Bridge Loan, the Claims Advances extended by Nomis Bay (each as discussed below) and all accrued interest and fees, (a) issued to the Term Loan Lenders an aggregate of 59,786,848 shares of its common stock (the “New Lender Shares”), and (b) transferred and assigned to Madison Joint Venture LLC owned 70% by Nomis Bay and 30% by the Company (Madison), all of the Company’s assets related to benznidazole (the Benz Assets), the Company’s former drug candidate, capable of being so assigned; and (ii) issued to Cheval an aggregate of 32,028,669 shares of common stock (the “New Black Horse Shares” and, collectively with the New Lender Shares, the “New Common Shares”) for total consideration of $3.0 million (collectively, the “Restructuring Transactions”), $1.5 million of which the Company received on December 22, 2017 in the form of a bridge loan (the “Bridge Loan”).

On the Restructuring Effective Date, the aggregate amount of the Term Loans that were deemed to be satisfied and extinguished (i) previously owed to the Black Horse Entities, including the Bridge Loan and all accrued interest and fees, approximated $9.9 million, and (ii) previously owed to Nomis Bay, including certain advances previously extended to the Company by Nomis Bay totaling $0.1 million (the “Claims Advances”) and all accrued interest and fees, approximated $8.5 million. In addition, on the Restructuring Effective Date, (i) each of the Term Loan Credit Agreement, all promissory notes issued thereunder and the Intellectual Property Security Agreement, dated as of December 21, 2016, by and between the Company and the Term Loan Lenders, were terminated and are of no further force or effect, and (ii) all security interests of the Black Horse Entities and Nomis Bay in the Company’s assets were released. Although the Term Loans were satisfied and extinguished, if Madison elected to keep the Benz Assets after the Restructuring Effective Date, Nomis Bay would be obligated to pay or cause Madison to pay $0.3 million in legal fees and expenses owed by the Company to its litigation counsel, which remain unpaid in Accounts payable at December 31, 2017. On August 23, 2018 Madison elected to keep the Benz Assets and these amount were paid by Madison to the Company’s litigation counsel.

Upon completion of the Restructuring Transactions, Nomis Bay held 33,573,530 of the Company’s common stock, or approximately 31.4% of its outstanding common stock, and the Black Horse Entities collectively held 66,870,851 shares of the Company’s common stock, or approximately 62.6% of its outstanding common stock. Accordingly, the completion of the Restructuring Transactions on the Restructuring Effective Date resulted in a change in control of the Company, as the Black Horse Entities and their affiliates owning more than a majority of its outstanding common stock. Dr. Dale Chappell, a member of the Company’s board of directors from June 30, 2016 until November 10, 2017, controls the Black Horse Entities and accordingly, will be able to exert control over matters of the Company and will be able to determine all matters of the Company requiring stockholder approval.

Other Common Stock Transactions

Equity Financings

On March 12, 2018, the Company issued 2,445,557 shares of its common stock for total proceeds of $1.1 million to accredited investors. On June 4, 2018, the Company issued 400,000 shares of its common stock for total proceeds of $0.2 million to an accredited investor.

In February 2018, the Company amended and restated its certificate of incorporation to increase the authorized common stock to 225,000,000 shares and authorize 25,000,000 shares of preferred stock.

The Company had reserved the following shares of common stock for issuance as of December 31, 2018:

Warrants to purchase common stock	331,193
Options:
Outstanding under the 2012 Equity Incentive Plan	15,408,997
Outstanding under the 2001 Equity Incentive Plan	360
Available for future grants under the 2012 Equity Incentive Plan	4,189,056
Total common stock reserved for future issuance	19,929,606

2012 Equity Incentive Plan

Under the Company’s 2012 Equity Incentive Plan, the Company may grant shares, stock units, stock appreciation rights, performance cash awards and/or options to employees, directors, consultants, and other service providers. For options, the per share exercise price may not be less than the fair market value of a Company common share on the date of grant. Awards generally vest and become exercisable over three to four years and expire 10 years from the date of grant. Options generally become exercisable as they vest following the date of grant.

In general, to the extent that awards under the 2012 Plan are forfeited or lapse without the issuance of shares, those shares will again become available for awards.

The 2012 Plan will continue in effect for 10 years from its adoption date, unless the Company’s board of directors decides to terminate the plan earlier.

On September 13, 2016, the Board of Directors of the Company approved an amendment to the Company’s 2012 Equity Incentive Plan to increase the number of shares of the Company’s common stock available for issuance under the Plan by 3,000,000 shares and to increase the annual maximum aggregate number of shares subject to stock option awards that may be granted to any one person under the Plan from 125,000 to 1,100,000. On March 9, 2018, the Board of Directors of the Company approved an amendment to the Company’s 2012 Equity Incentive Plan (the “Equity Plan”) to increase the number of shares of the Company’s common stock authorized for issuance under the Equity Plan by 16,050,000 shares, and to increase the annual maximum aggregate number of shares subject to stock option awards that may be granted to any one person under the Equity Plan during a calendar year to 7,500,000.

As of December 31, 2018, there were 4,189,056 shares available for grant under the 2012 Equity Incentive Plan.

2001 Equity Incentive Plan

Under the Company’s 2001 Stock Plan (the “2001 Plan”), the Company was able to grant shares and/or options to purchase up to 426,030 shares of common stock to employees, directors, consultants, and other service providers. In connection with the 2012 Plan taking effect, the 2001 Plan was terminated in August 2012. However, the awards under the 2001 Plan outstanding as of the termination of the 2001 Plan continued to be governed by their existing terms.

Stock Option Activity

The following table summarizes stock option activity for the years ended December 31, 2018:

	Number of Shares	Weighted Average Exercise Price (per share)(1)	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value ($000's) (2)
Outstanding at January 1, 2017	1,835,835	$19.29
Granted	765,000	3.38
Cancelled (forfeited)	(152,365)	5.86
Cancelled (expired)	(87)	18.38
Outstanding at December 31, 2017	2,448,383	$4.15
Granted	13,575,038	0.66
Cancelled (forfeited)	(572,935)	3.20
Cancelled (expired)	(41,129)	37.82
Outstanding at December 31, 2018	15,409,357	$0.95	9.0	$576
Options vested and expected to vest	15,356,965	$0.95	9.0	$574
Exercisable	10,283,026	$1.01	9.0	$379

(1)	The weighted average price per share is determined using exercise price per share for stock options.

(2)	The aggregate intrinsic value is calculated as the difference between the exercise price of the option and the fair value of the Company’s common stock for in-the-money options at December 31, 2018.

The stock options outstanding and exercisable by exercise price at December 31, 2018 are as follows:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares	Weighted- Average Remaining Contractua l Life In Years	Weighted- Average Exercise Price Per Share	Number of Shares	Weighted- Average Exercise Price Per Share
$0.33 - $0.67	13,725,038	9.19	$0.66	8,922,798	$0.66
$1.91 - $3.30	370,000	8.10	2.97	361,666	2.97
$3.38 - $3.38	1,263,022	7.71	3.38	947,265	3.38
$3.40 - $4.72	50,625	7.77	3.40	50,625	3.40
$8.24 - $17.36	360	1.78	12.53	360	12.53
$42.88 - $48.00	312	4.76	45.17	312	45.17
	15,409,357	9.04	$0.95	10,283,026	$1.01

The total fair value of options vested for the years ended December 31, 2018 and 2017 was $4.8 million and $2.1 million, respectively.

Stock-Based Compensation

The Company’s stock-based compensation expense for stock options is estimated at the grant date based on the award’s fair value as calculated by the Black-Scholes option pricing model and is recognized as expense over the requisite service period. The Black-Scholes option pricing model requires various highly judgmental assumptions including expected volatility and expected term. The expected volatility is based on the historical stock volatilities of several of the Company’s publicly listed peers over a period equal to the expected terms of the options as the Company does not have a sufficient trading history to use the volatility of its own common stock. To estimate the expected term, the Company has opted to use the simplified method, which is the use of the midpoint of the vesting term and the contractual term. If any of the assumptions used in the Black-Scholes option pricing model changes significantly, stock-based compensation expense may differ materially in the future from that recorded in the current period. In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those shares expected to vest. The Company estimates the forfeiture rate based on historical experience and its expectations regarding future pre-vesting termination behavior of employees. The Company reviews its estimate of the expected forfeiture rate annually, and stock-based compensation expense is adjusted accordingly.

The weighted-average fair value-based measurement of stock options granted under the Company’s stock plans in the years ended December 31, 2018 and 2017 was $0.47 and $1.54 per share, respectively. The fair value- based measurement of stock options granted under the Company’s stock plans was estimated at the date of grant using the Black-Scholes model with the following assumptions:

	Year Ended December 31,
	2018	2017
Expected term	5-6 years	5-6 years
Expected volatility	93% - 97%	83% - 88%
Risk-free interest rate	2.7 - 2.8%	1.8 - 2.1%
Expected dividend yield	0%	0%

Total expense for stock option grants recognized was as follows:

	Year Ended December 31,
	2018	2017
General and administrative	$4,611	$1,753
Research and development	201	362
	$4,812	$2,115

At December 31, 2018, the Company had $2.8 million of total unrecognized compensation expense, net of estimated forfeitures, related to outstanding stock options that will be recognized over a weighted-average period of 1.4 years.